Trade and Other Receivables (Details) - Schedule of total accounts receivable balance - USD ($) $ in Thousands	Dec. 31, 2022	Dec. 31, 2021
Trade and Other Receivables (Details) - Schedule of total accounts receivable balance [Line Items]
Total Trade Receivables	$ 9,357	$ 4,582
Months 1-3 months [Member]
Trade and Other Receivables (Details) - Schedule of total accounts receivable balance [Line Items]
Total Trade Receivables	6,035	2,116
Months 4-6 months [Member]
Trade and Other Receivables (Details) - Schedule of total accounts receivable balance [Line Items]
Total Trade Receivables	2,275	949
Months 7-12 months [Member]
Trade and Other Receivables (Details) - Schedule of total accounts receivable balance [Line Items]
Total Trade Receivables	1,001	1,462
Not due [Member]
Trade and Other Receivables (Details) - Schedule of total accounts receivable balance [Line Items]
Total Trade Receivables	46	55
Confirm mdx [Member]
Trade and Other Receivables (Details) - Schedule of total accounts receivable balance [Line Items]
Total Trade Receivables	3,451	3,646
Confirm mdx [Member] | Months 1-3 months [Member]
Trade and Other Receivables (Details) - Schedule of total accounts receivable balance [Line Items]
Total Trade Receivables	1,865	1,644
Confirm mdx [Member] | Months 4-6 months [Member]
Trade and Other Receivables (Details) - Schedule of total accounts receivable balance [Line Items]
Total Trade Receivables	821	746
Confirm mdx [Member] | Months 7-12 months [Member]
Trade and Other Receivables (Details) - Schedule of total accounts receivable balance [Line Items]
Total Trade Receivables	765	1,256
Select mdx [Member]
Trade and Other Receivables (Details) - Schedule of total accounts receivable balance [Line Items]
Total Trade Receivables	338	593
Select mdx [Member] | Months 1-3 months [Member]
Trade and Other Receivables (Details) - Schedule of total accounts receivable balance [Line Items]
Total Trade Receivables	134	151
Select mdx [Member] | Months 4-6 months [Member]
Trade and Other Receivables (Details) - Schedule of total accounts receivable balance [Line Items]
Total Trade Receivables	101	203
Select mdx [Member] | Months 7-12 months [Member]
Trade and Other Receivables (Details) - Schedule of total accounts receivable balance [Line Items]
Total Trade Receivables	78	206
Select mdx [Member] | Not due [Member]
Trade and Other Receivables (Details) - Schedule of total accounts receivable balance [Line Items]
Total Trade Receivables	25	33
Resolve mdx [Member]
Trade and Other Receivables (Details) - Schedule of total accounts receivable balance [Line Items]
Total Trade Receivables	2,582
Resolve mdx [Member] | Months 1-3 months [Member]
Trade and Other Receivables (Details) - Schedule of total accounts receivable balance [Line Items]
Total Trade Receivables	1,966
Resolve mdx [Member] | Months 4-6 months [Member]
Trade and Other Receivables (Details) - Schedule of total accounts receivable balance [Line Items]
Total Trade Receivables	458
Resolve mdx [Member] | Months 7-12 months [Member]
Trade and Other Receivables (Details) - Schedule of total accounts receivable balance [Line Items]
Total Trade Receivables	158
GPS [Member]
Trade and Other Receivables (Details) - Schedule of total accounts receivable balance [Line Items]
Total Trade Receivables	2,802
GPS [Member] | Months 1-3 months [Member]
Trade and Other Receivables (Details) - Schedule of total accounts receivable balance [Line Items]
Total Trade Receivables	1,907
GPS [Member] | Months 4-6 months [Member]
Trade and Other Receivables (Details) - Schedule of total accounts receivable balance [Line Items]
Total Trade Receivables	895
Other [Member]
Trade and Other Receivables (Details) - Schedule of total accounts receivable balance [Line Items]
Total Trade Receivables	184	343
Other [Member] | Months 1-3 months [Member]
Trade and Other Receivables (Details) - Schedule of total accounts receivable balance [Line Items]
Total Trade Receivables	163	321
Other [Member] | Not due [Member]
Trade and Other Receivables (Details) - Schedule of total accounts receivable balance [Line Items]
Total Trade Receivables	$ 21	$ 22